FOR USE BY BANKS ONLY
                                                              November 1, 1996
                DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
              Supplement to Prospectus Dated November 1, 1996
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                                 741s110196BNK